Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - Creative Live acquisition) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 77,270	$ 11,240
Creative Live Inc
Business Acquisition [Line Items]
Cash and cash equivalents	2,066
Other tangible assets assumed	552
Goodwill	5,139
Total assets acquired	12,594
Total assumed liabilities	(3,262)
Net assets acquired	9,332
Creative Live Inc | Courses
Business Acquisition [Line Items]
Other tangible assets assumed	1,311
Creative Live Inc | Customer relationships
Business Acquisition [Line Items]
Other tangible assets assumed	1,447
Creative Live Inc | Developed technology
Business Acquisition [Line Items]
Other tangible assets assumed	1,522
Creative Live Inc | Trade name
Business Acquisition [Line Items]
Other tangible assets assumed	$ 557